Quarterly Holdings Report
for
Fidelity® SAI International Quality Index Fund
July 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IQI-NPRT3-0923
1.9898215.103
Common Stocks - 99.0%
	Shares	Value ($)
Australia - 8.0%
Altium Ltd.	11,480	294,642
ASX Ltd.	18,747	782,111
Aurizon Holdings Ltd.	177,811	455,050
BHP Group Ltd.	325,796	10,068,698
JB Hi-Fi Ltd.	10,628	325,887
Medibank Private Ltd.	266,457	628,217
NIB Holdings Ltd.	44,940	249,942
REA Group Ltd.	4,978	526,737
Rio Tinto Ltd.	35,950	2,826,961
Rio Tinto PLC	102,726	6,789,963
SEEK Ltd.	34,278	573,311
Technology One Ltd.	27,134	287,058
Telstra Group Ltd.	377,720	1,080,824
Whitehaven Coal Ltd.	85,798	398,803
WiseTech Global Ltd.	16,881	972,770
TOTAL AUSTRALIA		26,260,974
Denmark - 5.4%
Carlsberg A/S Series B	9,530	1,429,345
Genmab A/S (a)	6,387	2,632,720
Novo Nordisk A/S Series B	71,396	11,512,765
Novozymes A/S Series B	20,253	1,016,027
Pandora A/S	8,922	893,069
Ringkjoebing Landbobank A/S	2,640	375,507
TOTAL DENMARK		17,859,433
Finland - 0.9%
Elisa Corp. (A Shares)	14,571	760,027
Kone OYJ (B Shares)	37,686	1,932,564
Orion Oyj (B Shares)	10,338	397,150
TOTAL FINLAND		3,089,741
France - 10.1%
Hermes International SCA	3,374	7,480,636
Ipsen SA	3,748	472,258
Kering SA	6,761	3,881,930
L'Oreal SA	19,495	9,071,187
La Francaise des Jeux SAEM (b)	11,993	457,828
LVMH Moet Hennessy Louis Vuitton SE	12,319	11,441,492
Remy Cointreau SA	2,234	383,549
TOTAL FRANCE		33,188,880
Germany - 1.7%
Deutsche Borse AG	18,397	3,524,893
Hannover Reuck SE	5,632	1,202,251
Nemetschek SE	5,348	389,500
Rational AG	497	371,860
TOTAL GERMANY		5,488,504
Hong Kong - 1.8%
CK Infrastructure Holdings Ltd.	58,500	309,419
Hong Kong Exchanges and Clearing Ltd.	115,400	4,820,849
Power Assets Holdings Ltd.	132,000	690,559
TOTAL HONG KONG		5,820,827
Israel - 0.4%
NICE Ltd. (a)	5,935	1,283,160
Italy - 1.9%
Ferrari NV (Italy)	12,394	3,970,967
FinecoBank SpA	59,078	916,858
Reply SpA	2,182	236,552
Snam SpA	198,504	1,043,696
TOTAL ITALY		6,168,073
Japan - 25.6%
Advantest Corp.	17,000	2,333,146
Astellas Pharma, Inc.	171,500	2,507,733
Bandai Namco Holdings, Inc.	64,500	1,457,161
BayCurrent Consulting, Inc.	13,200	425,696
Capcom Co. Ltd.	15,500	697,290
Chugai Pharmaceutical Co. Ltd.	61,800	1,839,245
Daito Trust Construction Co. Ltd.	6,700	720,086
Disco Corp.	8,600	1,616,593
Fast Retailing Co. Ltd.	17,500	4,374,231
GMO Payment Gateway, Inc.	4,300	327,491
GOLDWIN, Inc.	3,600	295,308
Hamamatsu Photonics K.K.	14,300	688,137
Hirose Electric Co. Ltd.	3,000	379,362
Hoya Corp.	34,600	4,020,230
Japan Exchange Group, Inc.	51,200	890,912
Japan Tobacco, Inc.	102,800	2,278,343
KDDI Corp.	146,300	4,305,858
Keyence Corp.	16,600	7,439,750
Kobayashi Pharmaceutical Co. Ltd.	5,400	296,750
Konami Group Corp.	9,700	543,347
M3, Inc.	41,500	951,847
Meiji Holdings Co. Ltd.	26,400	610,151
MS&AD Insurance Group Holdings, Inc.	42,700	1,588,363
Nexon Co. Ltd.	43,700	832,593
Nintendo Co. Ltd.	113,200	5,120,575
Nippon Shinyaku Co. Ltd.	5,900	238,629
Nippon Telegraph & Telephone Corp.	2,893,900	3,318,489
Nissan Chemical Corp.	13,700	614,485
OBIC Co. Ltd.	6,400	1,046,835
Olympus Corp.	19,900	324,032
Ono Pharmaceutical Co. Ltd.	46,100	844,798
Oracle Corp. Japan	3,200	224,393
Otsuka Holdings Co. Ltd.	52,100	1,913,489
Recruit Holdings Co. Ltd.	164,200	5,687,179
Secom Co. Ltd.	20,100	1,346,876
Shimadzu Corp.	26,700	809,080
SHIMANO, Inc.	7,800	1,175,672
Shin-Etsu Chemical Co. Ltd.	194,600	6,411,068
Shionogi & Co. Ltd.	27,100	1,135,708
SMC Corp.	5,700	2,970,899
Sompo Holdings, Inc.	33,700	1,490,224
Square Enix Holdings Co. Ltd.	8,300	384,123
Sysmex Corp.	15,900	1,075,721
TIS, Inc.	21,400	541,976
Tokio Marine Holdings, Inc.	197,600	4,543,810
Trend Micro, Inc.	13,700	646,167
USS Co. Ltd.	21,000	363,568
Yakult Honsha Co. Ltd.	15,400	855,056
TOTAL JAPAN		84,502,475
Netherlands - 7.0%
Adyen BV (a)(b)	3,000	5,568,046
ASML Holding NV (Netherlands)	16,449	11,781,911
BE Semiconductor Industries NV	7,466	891,893
Universal Music Group NV	71,138	1,824,683
Wolters Kluwer NV	24,936	3,131,036
TOTAL NETHERLANDS		23,197,569
New Zealand - 0.2%
Spark New Zealand Ltd.	174,693	562,039
Norway - 1.1%
Equinor ASA	101,466	3,103,691
Gjensidige Forsikring ASA	17,817	281,625
Tomra Systems ASA	21,931	337,781
TOTAL NORWAY		3,723,097
Singapore - 0.2%
Frasers Logistics & Industrial Trust	271,500	249,092
Singapore Exchange Ltd.	79,600	581,249
TOTAL SINGAPORE		830,341
Spain - 0.3%
Enagas SA (c)	24,029	426,285
Redeia Corp. SA	41,877	700,095
TOTAL SPAIN		1,126,380
Sweden - 1.8%
Atlas Copco AB (A Shares)	343,767	4,883,514
Avanza Bank Holding AB	11,571	261,948
Boliden AB	25,545	752,537
TOTAL SWEDEN		5,897,999
Switzerland - 10.4%
Belimo Holding AG (Reg.)	951	511,678
Compagnie Financiere Richemont SA Series A	50,165	8,078,215
Ems-Chemie Holding AG	655	545,301
Geberit AG (Reg.)	3,475	1,966,132
Interroll Holding AG	71	227,154
Kuehne & Nagel International AG	5,496	1,716,771
Novartis AG	57,774	6,048,777
Partners Group Holding AG	2,198	2,465,047
SGS SA (Reg.)	14,698	1,423,197
Sonova Holding AG	4,974	1,383,172
Swisscom AG	2,457	1,578,926
Temenos Group AG	6,284	538,721
VAT Group AG (b)	2,615	1,109,812
Zurich Insurance Group Ltd.	14,053	6,781,151
TOTAL SWITZERLAND		34,374,054
United Kingdom - 12.1%
3i Group PLC	90,909	2,306,469
Admiral Group PLC	26,678	728,910
Auto Trader Group PLC (b)	93,810	778,021
Big Yellow Group PLC	17,017	234,330
British American Tobacco PLC (United Kingdom)	216,442	7,278,538
Britvic PLC	24,510	271,770
Diageo PLC	184,578	8,055,407
Games Workshop Group PLC	3,179	475,293
Hargreaves Lansdown PLC	34,120	372,810
IG Group Holdings PLC	40,590	368,806
Man Group PLC	133,022	407,665
RELX PLC (London Stock Exchange)	191,947	6,460,312
Rightmove PLC	84,666	619,774
Rotork PLC	80,688	319,351
RS GROUP PLC	44,244	445,500
Safestore Holdings PLC	21,149	240,474
Schroders PLC	85,624	504,704
St. James's Place PLC	52,682	635,529
Unilever PLC	175,736	9,442,809
TOTAL UNITED KINGDOM		39,946,472
United States of America - 10.1%
Experian PLC	93,873	3,627,777
GSK PLC	387,992	6,906,713
Holcim AG	52,934	3,678,459
Nestle SA (Reg. S)	789	96,668
Roche Holding AG (participation certificate)	33,855	10,496,792
Schneider Electric SA	46,924	8,369,933
TOTAL UNITED STATES OF AMERICA		33,176,342
TOTAL COMMON STOCKS (Cost $277,803,133)		326,496,360

Government Obligations - 0.1%
	Principal Amount (d)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (e) (Cost $298,418)	300,000	298,377

Money Market Funds - 0.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (f)	779,874	780,030
Fidelity Securities Lending Cash Central Fund 5.32% (f)(g)	417,958	418,000
TOTAL MONEY MARKET FUNDS (Cost $1,198,030)		1,198,030

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $279,299,581)	327,992,767
NET OTHER ASSETS (LIABILITIES) - 0.5%	1,707,916
NET ASSETS - 100.0%	329,700,683

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	29	Sep 2023	3,198,410	130,553	130,553

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,913,707 or 2.4% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $119,351.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	3,034,111	28,087,684	30,341,765	65,678	-	-	780,030	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	650,950	6,798,953	7,031,903	5,489	-	-	418,000	0.0%
Total	3,685,061	34,886,637	37,373,668	71,167	-	-	1,198,030

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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